Investment in Master Trust - Schedule of Investment Gain for Master Trust (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total investment gain for the Master Trust	$ 198,190
Plan's percentage of investment gain from the Master Trust	49.00%
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Net increase in the fair value of investments:	$ 371,875
Interest, dividend, and other income	30,121
Total investment gain for the Master Trust	401,996
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Total investment gain for the Master Trust	$ 198,190